Annual Fund Operating Expenses - AIG Senior Floating Rate Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	0.72%
Administrative Fee	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.93%	[2]
Fee Waivers and/or Expense Reimbursements	0.90%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%	[3],[4]
Class W
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.76%
Administrative Fee	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	2.37%	[2]
Fee Waivers and/or Expense Reimbursements	0.94%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.43%	[3],[4]
Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.91%
Administrative Fee	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.77%	[2]
Fee Waivers and/or Expense Reimbursements	0.94%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.83%	[3],[4]

[1]	The Administrative Fee is a component of Other Expenses.
[2]	The Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.02%, 1.42% and 0.82% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors (the “Board”), including a majority of the directors of the Board who are not “interested persons” of SunAmerica Senior Floating Rate Fund, Inc. as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”).
[4]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board, including a majority of the Independent Directors.